Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $43,477 and $46,005, respectively)	$ 45,252	$ 50,968
Equity securities available-for-sale, at estimated fair value (cost: $397 and $311, respectively)	418	317
Mortgage loans (net of valuation allowances of $34 and $35, respectively; includes $1,598 and $2,666, respectively, at estimated fair value, relating to variable interest entities)	7,718	9,157
Policy loans	1,219	1,216
Real estate and real estate joint ventures	754	708
Other limited partnership interests	2,130	1,848
Short-term investments, principally at estimated fair value	2,107	2,576
Other invested assets, principally at estimated fair value	2,555	2,970
Total investments	62,153	69,760
Cash and cash equivalents, principally at estimated fair value	746	895
Accrued investment income (includes $9 and $13, respectively, relating to variable interest entities)	542	575
Premiums, reinsurance and other receivables	20,609	21,927
Deferred policy acquisition costs and value of business acquired	4,730	3,746
Current income tax recoverable	192	135
Goodwill	493	559
Other assets	794	826
Separate account assets	97,780	86,114
Total assets	188,039	184,537
Liabilities
Future policy benefits	27,991	27,583
Policyholder account balances	33,453	36,976
Other policy-related balances	3,164	3,138
Payables for collateral under securities loaned and other transactions	6,451	8,399
Long-term debt (includes $1,461 and $2,559, respectively, at estimated fair value, relating to variable interest entities)	2,251	3,350
Deferred income tax liability	1,385	1,870
Other liabilities (includes $7 and $13, respectively, relating to variable interest entities)	6,776	6,547
Separate account liabilities	97,780	86,114
Total liabilities	179,251	173,977
Contingencies, Commitments and Guarantees (Note 15)
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and outstanding at December 31, 2013 and 2012	86	86
Additional paid-in capital	6,737	6,718
Retained earnings	1,076	1,356
Accumulated other comprehensive income (loss)	889	2,400
Total stockholders' equity	8,788	10,560
Total liabilities and stockholders' equity	$ 188,039	$ 184,537